[LETTERHEAD OF PAUL HASTINGS LLP]


(212) 318-6097
billbelitsky@paulhastings.com


January 17, 2012


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Van Kampen Unit Trusts, Series 1190 (the "Trust")
         (File No. 333-178579)

Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of the Trust, we hereby transmit for filing under the Securities Act of 1933 a copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 ("Pre-Effective Amendment
No. 1").

The Trust consists of one underlying unit investment trust portfolio, The Dow Jones Large Cap Growth Strategy 2012-1, and presents hypothetical performance information in its prospectus. As a result of the request by the staff of the Securities and Exchange Commission (the "Commission") that unit investment trusts presenting hypothetical performance information not avail themselves of automatic effectiveness pursuant to Rule 487 of the Securities Act of 1933, Pre-Effective Amendment No. 1 is hereby submitted for review by the Commission staff. It would be greatly appreciated if the Commission could provide a limited review with respect to the hypothetical performance information presented in the enclosed material as soon as possible, with a view toward declaring an amended Registration Statement effective on the Trust's scheduled deposit date, February 9, 2012.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ BILL BELITSKY

Bill Belitsky

for PAUL HASTINGS LLP